LEASES - Supplemental in formation of leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020
LEASES
Carrying amount Right-of-use Asset	$ 1,145,222
Operating lease cost	305,619	$ 431,976	$ 338,593
Short-term lease cost	$ 2,425	$ 1,319	$ 1,184
Weighted-average remaining lease term - operating leases	5 years 2 months 12 days	4 years 10 months 24 days
Weighted-average discount rate - operating leases	5.10%	4.80%
Other information
Cash payments for operating leases	$ 335,659	$ 419,926
Right-of-use assets obtained in exchange for operating lease liabilities	$ 474,965	$ 929,787